Note 12 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Compensation related	$ 2,376	$ 2,222
Professional services	99	373
Income tax payable	2,588	0
Other taxes related	358	857
Forward liability	278	278
Others	69	76
Total	$ 5,768	$ 3,806